Document Entity and Information DEI	Sep. 04, 2026
Entity Information [Line Items]
Entity Central Index Key	0000764622
Document Type	8-K
Document Period End Date	Sep. 30, 2026
Entity File Number	1-8962
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, no par value
Soliciting Material	false
Written Communications	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	PNW
Security Exchange Name	NYSE
Entity Registrant Name	PINNACLE WEST CAPITAL CORPORATION
Entity Tax Identification Number	86-0512431
Entity Address, Address Line One	400 North Fifth Street, P.O. Box 53999
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85072-3999
City Area Code	(602)
Local Phone Number	250-1000
Amendment Flag	false
Entity Incorporation, State or Country Code	AZ
Arizona Public Service Company [Member]
Entity Information [Line Items]
Entity Central Index Key	0000007286
Document Type	8-K
Document Period End Date	Sep. 30, 2026
Entity File Number	1-4473
Entity Emerging Growth Company	false
Soliciting Material	false
Written Communications	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Registrant Name	ARIZONA PUBLIC SERVICE COMPANY
Entity Tax Identification Number	86-0011170
Entity Address, Address Line One	400 North Fifth Street, P.O. Box 53999
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85072-3999
City Area Code	(602)
Local Phone Number	250-1000
Amendment Flag	false
Entity Incorporation, State or Country Code	AZ